Investments - Investments (Detail) - CAD CAD in Millions	Dec. 31, 2014	Dec. 31, 2013
Schedule of Investments [Line Items]
Rail investments accounted for on an equity basis	CAD 82	CAD 67
Other investments	30	25
Total investments	CAD 112	CAD 92